Government Grant (Tables)	12 Months Ended
Sep. 30, 2021
Government Grant
Schedule of changes in government grant

	Current	Long Term	Total
Balance September 30, 2020	$2,599	$2,286	$4,885
Change in current and long-term portions	2,286	(2,286)	—
Balance September 30, 2021	$4,885	$—	$4,885